First Trust Indxx Medical Devices ETF Average Annual Total Returns		12 Months Ended	42 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Indxx Medical Devices Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	(4.92%)
MSCI World Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	7.80%
MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	2.40%
First Trust Indxx Medical Devices ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	(5.50%)
Performance Inception Date	Jun. 22, 2021
First Trust Indxx Medical Devices ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.32%	(4.12%)
First Trust Indxx Medical Devices ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	(5.50%)